Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Uncertain tax positions
Net unrecognized tax benefits that, if recognized, would impact the Company's effective tax rate	$ 1,145	$ 1,450
Accrued interest and penalties	354	449
Balance at the Beginning of the year	1,450	91	$ 211
Increases for tax positions taken in prior years		1,339
Increases for tax positions taken in the current year	412	72
Decreases due to statute expirations		(52)	(120)
Decrease due to payment	(717)
Balance at the End of the year	1,145	$ 1,450	$ 91
Minimum
Uncertain tax positions
Reasonable change of unrecognized tax benefits in the next 12 months	291
Maximum
Uncertain tax positions
Reasonable change of unrecognized tax benefits in the next 12 months	$ 453